Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest income	€ 23,015	€ 22,389	€ 27,762
Interest expense	(8,329)	(7,797)	(11,972)
Interest income (expense)	14,686	14,592	15,789
Dividend income	176	137	153
Share of profit (loss) of associates and joint ventures accounted for using equity method	1	(39)	(42)
Fee and commission income	6,997	5,980	6,786
Fee and commission expense	(2,232)	(1,857)	(2,284)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	134	139	186
Gains or losses on financial liabilities and liabilities held for trading net	341	777	419
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	432	208	143
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	335	56	(98)
Gains (losses) on hedging instrument, fair value hedges	(214)	7	55
Gains (losses) on exchange differences on translation, net of tax	883	359	581
Miscellaneous other operating income	661	492	639
Miscellaneous other operating expense	2,041	1,662	1,943
Income arising from insurance contracts	2,593	2,497	2,890
Expense arising from insurance contracts	(1,685)	(1,520)	(1,751)
Gross profit	21,066	20,166	21,522
Administrative expenses	8,296	7,799	8,769
Employee benefits expense	(5,046)	(4,695)	(5,351)
Other expense, by function	3,249	3,105	3,418
Depreciation and amortisation expense	(1,234)	(1,288)	(1,386)
Provision or reversal of provisions	(1,018)	(746)	(614)
Impairment loss on financial assets	3,034	5,179	3,552
Impairment financial assets measured at cost	(3,017)	(5,160)	(3,470)
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	(17)	(19)	(82)
Profit (loss) from operating activities	7,484	5,153	7,202
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	0	(190)	(46)
Impairment or reversal of impairment on non financial assets	(221)	(153)	(128)
Impairment tangible assets	(161)	(125)	(94)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(19)	(19)	(12)
Other impairment non financial assets	(41)	(9)	(23)
Gains(losses) on derecognized of non financial assets and subsidiaries net	24	(7)	(5)
Negative goodwill recognised in profit and loss	0	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	(40)	444	23
Profit (loss) before tax	7,247	5,248	7,046
Tax expense (income)	(1,909)	(1,459)	(1,943)
Profit (loss) from continuing operations	5,338	3,789	5,103
Profit (loss) from discontinued operations	280	(1,729)	(758)
Profit (loss)	5,618	2,060	4,345
Profit (loss), attributable to non-controlling interests	965	756	833
Profit (loss), attributable to owners of parent	€ 4,653	€ 1,305	€ 3,512
Basic earnings (loss) per share	€ 0.67	€ 0.14	€ 0.47
Basic earnings (loss) per share from continuing operations	0.63	0.40	0.58
Diluted earnings (loss) per share from continuing operations	0.63	0.40	0.58
Basic earnings (loss) per share from discontinued operations	0.04	(0.26)	(0.11)
Diluted earnings (loss) per share from discontinued operations	€ 0.04	€ (0.26)	€ (0.11)